Transactions with Related Parties - Statement of Operations (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage Revenues	$ 244,020	$ 368,447	$ 311,764
Voyage expenses	(65,286)	(117,165)	(103,211)
Contract termination fees and other	0	0	(33,293)
General and administrative expenses	(104,912)	(193,686)	(184,722)
Related parties
Voyage Revenues	0	44	5,306
Service Revenues, net	7,366	16,826	10,786
Voyage expenses	(4,521)	(6,758)	(5,525)
Gain on sale of assets - commissions	0	0	(710)
Contract termination fees and other	0	0	(23,048)
General and administrative expenses	(50,498)	(85,584)	(76,152)
Commissions for assets sold	(8,133)	0	0
Interest and finance costs	$ (3,679)	$ 0	$ 0